Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives and Hedging Activities (Tables) [Abstract]
Schedule of derivative instruments in statement of financial position, fair value

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets			Other Liabilities
	Fair Value			Fair Value
(Millions)	2012		2011	2012		2011
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges		$824	$999	$	―	$	―
Cash flow hedges		―	―		―		1
Total return contract
Fair value hedge		―	13		19		―
Foreign exchange contracts
Net investment hedges		43	344		150		54
Total derivatives designated as hedging instruments		$867	$1,356		$169		$55
Derivatives not designated as hedging instruments:
Interest rate contracts	$	―	$1	$	―	$	―
Foreign exchange contracts, including certain embedded derivatives(a)		75	159		158		50
Equity-linked embedded derivative(b)		―	―		2		3
Total derivatives not designated as hedging instruments		75	160		160		53
Total derivatives, gross		$942	$1,516		$329		$108
Cash collateral netting(c)		(326)	(587)		(21)		―
Derivative asset and derivative liability netting(c)		(23)	(14)		(23)		(14)
Total derivatives, net		$593	$915		$285		$94

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents an equity-linked derivative embedded in one of the Company's investment securities.
  As permitted under GAAP, balances represent the netting of cash collateral received and posted under credit support agreements, and the netting of derivative assets and derivative liabilities under master netting agreements. Additionally, the Company received noncash collateral in the form of security interest in U.S. Treasury securities with a fair value of $335 million as of December 31, 2012, none of which was sold or repledged. Such noncash collateral effectively reduces the Company's risk exposure.

Effect of fair value hedges on results of operations

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company's hedges of its fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract					Hedged item					Net hedge
	Income Statement	Amount				Income Statement	Amount				ineffectiveness
Derivative relationship	Line Item	2012	2011	2010		Line Item	2012	2011		2010	2012	2011	2010
Interest rate contracts	Other, net expenses	$(178)	$128		$246	Other, net expenses	$132	$(102)		$(233)	$(46)	$26		$13
Total return contract	Other non-interest					Other non-interest
	revenues	$(53)	$100	$	―	revenues	$54	$(112)	$	―	$1	$(12)	$	―

Impact of cash flow hedges and investment hedges on results of operations

The following table summarizes the impact of cash flow hedges and net investment hedges on the Consolidated Statements of Income for the years ended December 31:

	Gains (losses) recognized in income
		Amount reclassified
		from AOCI into						Net hedge
		income						ineffectiveness
Description (Millions)	Income Statement Line Item	2012		2011		2010	Income Statement Line Item	2012		2011		2010
Cash flow hedges:(a)
Interest rate contracts	Interest expense		$(1)		$(13)	$(36)	Other, net expenses	$	―	$	―	$	―
Net investment hedges:
Foreign exchange
contracts	Other, net expenses	$	―	$	―	$2	Other, net expenses	$	―		$(3)		$(3)

  During the years ended December 31, 2012, 2011 and 2010, there were no forecasted transactions that were considered no longer probable to occur.

Derivative instruments gain loss recognized in income

The following table summarizes the impact on pretax earnings of derivatives not designated as hedges, as reported on the Consolidated Statements of Income for the years ended December 31:

	Pretax gains (losses)
		Amount
Description (Millions)	Income Statement Line Item	2012	2011	2010
Interest rate contracts	Other, net expenses	$(1)	$3	$(8)
Foreign exchange contracts(a)	Interest and dividends on investment securities	―	9	4
	Interest expense on short-term borrowings	―	3	7
	Interest expense on long-term debt and other	(1)	130	93
	Other, net expenses	(56)	51	(3)
Equity-linked contract	Other non-interest revenues	2	―	(6)
Total		$(56)	$196	$87

  Foreign exchange contracts include embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in other expenses.